Accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting policies
Critical accounting policies and key sources of estimation uncertainty

Critical accounting policies and key sources of estimation uncertainty

The judgments and assumptions that are considered to be the most important to the portrayal of NatWest Group’s financial condition are those relating to deferred tax, fair value of financial instruments, loan impairment provisions, goodwill and provisions for liabilities and charges. These critical accounting policies and judgments are noted on page 42 of NatWest Group plc’s 2021 Annual Report on Form 20-F. Management’s consideration of uncertainty is outlined in the relevant sections of NatWest Group plc’s 2021 Annual Report on Form 20-F, including the ECL estimate for the period in the Risk and capital management section contained in NatWest Group plc’s 2021 Annual Report on Form 20-F.

Information used for significant estimates

Information used for significant estimates

Key financial estimates are based on management's latest five-year revenue and cost forecasts. Measurement of goodwill, deferred tax and expected credit losses are highly sensitive to reasonably possible changes in those anticipated conditions. Changes in judgments and assumptions could result in a material adjustment to those estimates in future reporting periods. (Refer to the Summary Risk Factors on page 111 which should be read in conjunction with the Risk factors included in NatWest Group plc’s 2021 Annual Report on Form 20-F).